Commitments and contingencies - Finance leases (Details) € in Millions	12 Months Ended	118 Months Ended
	Mar. 31, 2021 EUR (€) aircraft	Dec. 31, 2014 aircraft	Mar. 31, 2022 EUR (€) aircraft	Mar. 31, 2020 EUR (€) aircraft	Mar. 31, 2019 EUR (€)
Operating and Finance leases
Number of aircraft leased | aircraft			29
Lease liability	€ 183.1		€ 138.3	€ 245.9	€ 140.4
Boeing 737NG aircraft
Operating and Finance leases
Minimum payments				178.9
Lease liability				172.1
Boeing 737NG aircraft | Less than one year
Operating and Finance leases
Minimum payments				178.9
Lease liability				€ 172.1
Japanese Operating Leases with Call Options Arrangement | Boeing 737NG aircraft
Operating and Finance leases
Number of aircraft purchased through exercise of options | aircraft	10
Number of aircraft leased | aircraft	0		0	10
Japanese Operating Leases with Call Options Arrangement | Boeing 737NG aircraft | Euro Member Countries, Euro
Operating and Finance leases
Number of aircraft accounted for as finance leases | aircraft		30
Period of euro denominated Japanese operating lease with call options		13 years